Note 11 - Long-term Debt (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Jan. 18, 2017	Dec. 31, 2017	Dec. 31, 2016
Letters of Credit Outstanding, Amount		$ 10,307	$ 12,073
Debt Instrument, Interest Rate, Effective Percentage		3.10%	2.80%
Revolving Credit Facility [Member] | Syndicate of Banks [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 700,000
Debt Instrument, Term	5 years
Debt, Weighted Average Interest Rate		2.90%	2.40%
Line of Credit Facility, Remaining Borrowing Capacity		$ 444,711
Line of Credit Facility, Additional Borrowing Capacity		$ 150,000
Revolving Credit Facility [Member] | Syndicate of Banks [Member] | Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate	1.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.30%
Revolving Credit Facility [Member] | Syndicate of Banks [Member] | Maximum [Member]
Debt Instrument, Basis Spread on Variable Rate	2.75%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage		0.55%